Annual Operating Expenses {- Fidelity® Export and Multinational Fund} - 08.31 Fidelity Export and Multinational Fund Retail PRO-08 - Fidelity® Export and Multinational Fund - Fidelity Export and Multinational Fund-Retail Class
Oct. 30, 2020
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.74%